OPERATING LEASES	12 Months Ended
Dec. 31, 2022
OPERATING LEASES
OPERATING LEASES

20. OPERATING LEASES

The Group leases its facilities and offices under non-cancelable operating lease agreements. For the year ended December 31, 2021, the operating lease cost and short-term lease cost were RMB11,947,682 and RMB1,357,660, respectively. For the year ended December 31, 2022, the operating lease cost and short-term lease cost were RMB9,352,700 and RMB847,735, respectively. There were no leasing costs other than operating lease costs and short-term lease costs for the years ended December 31, 2021 and 2022.

A summary of supplemental information related to operating leases as of December 31, 2021 and 2022 is as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Operating lease right-of-use assets	94,201,263	86,597,121

Operating lease liabilities—current	7,689,187	7,743,648
Operating lease liabilities—non-current	13,921,859	7,569,128
Total operating lease liabilities	21,611,046	15,312,776

	For the Year Ended December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of operating lease liabilities	9,569,023	8,046,828
Right-of-use assets obtained in exchange for new operating lease liabilities	10,201,553	921,405
Right-of-use assets obtained in exchange for prepayment for land use right	26,550,000	—
Modification to operating lease liabilities	(11,469,923)	—

The weighted average remaining lease term as of December 31, 2022 were 2.5 years, and the weighted average discount rate of the operating leases were 4.60%.

Maturities of lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2022 were as follows:

As of December 31, 2022
RMB
Within 1 year	8,271,447
After 1 year but within 2 years	5,130,512
After 2 years but within 3 years	2,197,223
After 3 years but within 4 years	555,785
Total undiscounted lease payment	16,154,967
less: Imputed interest	(842,191)
Present value of lease liabilities	15,312,776

As of December 31, 2022, the Group has no significant lease contract that has been entered into but not yet commenced.

Rental expenses were RMB14,034,591 for the year ended December 31, 2020.